INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of net income (loss) before income taxes

	For the years ended December 31,
	2023	2024	2025
Cayman Islands	4,032,849	3,832,955	(304,615,700)
Hong Kong	(1,090,792)	924,372	(79,214,144)
USA	—	—	(79,534,640)
British Virgin Islands	—	—	11,428,934
Singapore	—	—	(11,761)
Net income (loss) before income taxes	2,942,057	4,757,327	(451,947,311)

Summary of current and deferred component of income tax expenses

	For the years ended December 31,
	2023	2024	2025
Current income tax expense	—	—	842,023
Deferred income tax benefit	—	—	—
Total income tax benefit	—	—	842,023

Summary of principal components of deferred tax assets and liabilities

	As of December 31,
	2024	2025
	US$	US$
Non-current deferred tax assets
Impairment for mining machines	—	13,622,459
Lease liabilities	45,059	28,251
Depreciation of long-lived assets	—	421,770
Change in fair value of crypto currencies	—	4,813
Accrued bonus	—	47,715
Net operating loss carry-forward	2,019,455	5,086,022
Less: valuation allowance	(2,019,455)	(19,185,099)
Non-current deferred tax assets, net	45,059	25,931
Non-current deferred tax liabilities	—	—
Operating lease right-of-use assets	(45,059)	(25,931)
Others	(1)	(1)
Non-current deferred tax liabilities	(45,060)	(25,932)

Non-current deferred tax liabilities, net of deferred tax assets	(1)	(1)

Summary of rreconciliation of effective income tax

	For the year ended December 31, 2025
	US$
Provision for income taxes at U.S. federal statutory rate	(94,908,935)	21.00%
State and local income taxes, net of federal benefit	(2,020,180)	0.45%
Foreign tax effects:
Cayman Islands
Statutory tax rate diﬀerence between Cayman Islands and United States	63,969,297	(14.15)%
Hong Kong
Non-deductible expenses	12,688,815	(2.81)%
Other foreign jurisdictions
Statutory tax rate diﬀerence between other foreign jurisdictions and United States	1,165,031	(0.26)%
Tax credits:
Valuation allowance	19,501,383	(4.31)%
Non-taxable or non-deductible items:
Non-deductible expenses	15,588	(0.00)%
Adjustment to prior period provision	431,024	(0.10)%
Total tax provision and effective tax rate	842,023	(0.18)%

As previously disclosed for the years ended December 31, 2024 and 2023, prior to the adoption of ASU 2023-09, the effective income tax rate differs from the HK income tax rate as follows:

	For the years ended December 31,
	2023	2024
	US$	US$
Income (loss) before provision of income tax	2,942,057	4,757,327
HK statutory income tax rate	16.5%	16.5%
Income tax at statutory tax rate	485,439	784,959
Tax rate differential	(665,420)	(632,438)
Change in valuation allowance	179,981	(152,521)
Income tax expenses	—	—